Unissued equity	6 Months Ended
Dec. 31, 2024
Unissued Equity [Abstract]
Unissued equity
Note 15. Unissued equity
On 23 October 2023, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company issued a six-month
unsecured convertible promissory note (the “Note”) in the principal amount of A$776,670 (US$500,000). The Note bears interest at a rate of 10% per annum. On 23 December 2023 the investor called upon 50% of the Note, and cash of US$253,014 was paid, which represented US$250,000 of principal and US$3,014 of interest (total payment of A$380,224). The investor exercised their option to receive the remaining 50% in ADSs on 20 December 2023, which resulted in 591,697 ADS to be issued. On 19 June 2024, 591,697 ADSs representing 5,916,970 ordinary shares were issued at a price of A$0.0643 per ordinary share. Subsequent to 30 June 2024, the investor was unable to meet their obligations for transfer of the shares and subsequent to year end the share allocation was cancelled and remains recognised as unissued equity as at 31 December 2024.